Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, imaging system products and industry and other products. Office products consist mainly of office multifunction devices (“MFDs”), laser multifunction printers (“MFPs”), laser printers, digital production printing systems, high speed continuous feed printers, wide-format printers and document solutions. Imaging system products consist mainly of interchangeable lens digital cameras, digital compact cameras, digital camcorders, digital cinema cameras, interchangeable lenses, compact photo printers, inkjet printers, large-format inkjet printers, commercial photo printers, image scanners, multimedia projectors, broadcast equipment and calculators. Industry and other products consist mainly of semiconductor lithography equipment, FPD (Flat panel display) lithography equipment, digital radiography systems, diagnostic X-ray systems, computed tomography, magnetic resonance imaging, diagnostic ultrasound systems, clinical chemistry analyzers, ophthalmic equipment, vacuum thin-film deposition equipment, organic LED (“OLED”) panel manufacturing equipment, die bonders, micromotors, network cameras, handy terminals and document scanners. Canon’s consolidated net sales for the years ended December 31, 2016, 2015 and 2014 were distributed as follows: the Office Business Unit 53.1%, 55.5% and 55.8%, the Imaging System Business Unit 32.2%, 33.3% and 36.0%, the Industry and Others Business Unit 17.2%, 13.8% and 10.7%, and elimination between segments 2.5%, 2.6% and 2.5%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 21.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 79.2%, 81.2% and 80.6% of consolidated net sales for the years ended December 31, 2016, 2015 and 2014 were generated outside Japan, with 28.3%, 30.1% and 27.8% in the Americas, 26.9%, 28.3% and 29.3% in Europe, and 24.0%, 22.8% and 23.5% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to HP Inc.; such sales constituted 14.8%, 17.8% and 17.4% of consolidated net sales for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 30 plants in Japan and 18 overseas plants which are located in countries or regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand, Vietnam and Philippines.

On December 19, 2016, Canon acquired all the ordinary shares of Toshiba Medical Systems Corporation (“TMSC”), one of the leading global companies in the medical equipment industry, and consolidated TMSC. Further information is described in Note 7.

(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“U.S. GAAP”). These adjustments were not recorded in the statutory books of account.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, inventories, long-lived assets, goodwill and other intangible assets with indefinite useful lives, environmental liabilities, deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net losses of ¥2 million and ¥22,149 million for the years ended December 31, 2016 and 2015, respectively, and a net gain of ¥2,628 million for the year ended December 31, 2014.

(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale securities of ¥30,500 million and ¥80,870 million at December 31, 2016 and 2015, respectively, are included in cash and cash equivalents in the consolidated balance sheets.

(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for- sale securities. Canon does not hold any trading securities which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of accumulated other comprehensive income (loss) until realized.

Canon does not hold any held-to-maturity securities.

Available-for-sale securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

(i)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value.

Intangible assets with finite useful lives consist primarily of software, trademarks, patents and developed technology, license fees and customer relationships, which are amortized using the straight-line method. The estimated useful lives of software are from 3 years to 5 years, trademarks are 15 years, patents and developed technology are from 7 years to 17 years, license fees are 7 years, and customer relationships are from 11 years to 20 years, respectively. Certain costs incurred in connection with developing or obtaining internal-use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

(p)	Net Income Attributable to Canon Inc. Shareholders per Share

Basic net income attributable to Canon Inc. shareholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. shareholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and imaging system products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office MFDs and laser printers, and imaging system products, such as digital cameras and inkjet printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is allocated based upon the estimated relative fair value of the lease and non-lease deliverables. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and FPD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records amounts received in advance from customers in excess of revenue recognized primarily for sales of optical equipment and product maintenance contracts as deferred revenue until the revenue recognition criteria are satisfied. Deferred revenue were ¥102,298 million and ¥51,390 million at December 31, 2016 and 2015, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions to sales are based upon historical trends and other known factors at the time of sale. Canon regularly adjusts its estimates each period in the ordinary course of establishing sales incentive program accruals based on current information. Canon also provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

(r)	Research and Development Costs

Research and development costs are expensed as incurred.

(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥58,707 million, ¥80,907 million and ¥79,765 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥44,296 million, ¥52,504 million and ¥49,576 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(v)	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.

(w)	Recently Issued Accounting Guidance

In November 2015, the Financial Accounting Standards Board (“FASB”) issued an amendment which requires deferred tax assets and liabilities be classified as noncurrent in the consolidated balance sheets. Canon early adopted this amended guidance from the quarter beginning January 1, 2016, on a prospective basis, and prior periods were not retrospectively adjusted. Canon’s current deferred tax assets were ¥55,108 million and current deferred tax liabilities were ¥2,682 million as of December 31, 2015.

In July 2015, the FASB issued an amendment which requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Canon early adopted this amended guidance from the quarter beginning April 1, 2016. This adoption did not have a material impact on its consolidated results of operations and financial condition.

In May 2014, the FASB issued a new accounting standard related to revenue from contracts with customers. This standard requires an entity to recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard was originally planned to be effective for annual reporting periods beginning after December 15, 2016, however, in August 2015, the FASB issued an accounting standard update for a one-year deferral of the effective date. Early adoption as of the original effective date is permitted. This standard may be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. In March 2016, the FASB issued an accounting standard update which clarifies the implementation guidance for principal versus agent considerations. In April 2016, the FASB issued an accounting standard update which clarifies guidance related to identifying performance obligations and licensing implementation guidance. In May 2016, the FASB issued an accounting standard update which amends guidance in the new standard on transition, collectibility, noncash consideration and the presentation of sales and other similar taxes. In December 2016, the FASB issued an accounting standard update which amends guidance in the new standard on disclosure of performance obligations, provisions for losses on certain types of contracts, scoping, and other areas. These standard updates have the same effective date as the original standard. Canon currently plans to apply the modified retrospective method of adoption from the quarter beginning January 1, 2018. While Canon currently does not expect the adoption of this standard to have a material impact on the timing of revenue recognition, the adoption of this standard is expected to result in change in allocation of revenue between goods and services in Office Business Unit and Industry and Others Business Unit on its consolidated statements of income. From consolidated balance sheets perspective, the reclassification between receivable and refund liability for variable consideration in Office Business Unit and Imaging System Business Unit may results in the increase of total assets and total liabilities. However, evaluation is still ongoing and it could result in additional impacts on its consolidated results of operations and financial condition.

In January 2016, the FASB issued an amendment which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance includes the requirement that equity investments be measured at fair value with changes in the fair value recognized in net income. This guidance is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted for certain provisions. Canon is currently evaluating the adoption date and the effect that the adoption of this guidance will have on its consolidated results of operations and financial condition.

In February 2016, the FASB issued an amendment which requires lessees to recognize most leases on their balance sheets but recognize expenses on their income statements in a manner similar to current guidance. For lessors, the guidance modifies the classification criteria and the accounting for sales-type and direct financing leases. This guidance is effective for annual reporting periods beginning after December 15, 2018, and early adoption is permitted. Canon is currently evaluating the adoption date and the effect that the adoption of this guidance will have on its consolidated results of operations and financial condition.

In October 2016, the FASB issued an amendment which requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this guidance eliminate the exception for an intra-entity transfer of an asset other than inventory. Two common examples of assets included in the scope of this guidance are intellectual property and property, plant, and equipment. This guidance is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The amendments in this guidance should be applied on a modified retrospective basis through a cumulative effect adjustment directly to retained earnings as of the beginning of the period of adoption. Canon is currently evaluating the adoption date and the effect that the adoption of this guidance will have on its consolidated results of operations and financial condition.